Prepayments and Others and Assets	12 Months Ended
Dec. 31, 2018
Prepayments and Others and Assets
6.	PREPAYMENTS AND OTHER ASSETS

	As of December 31,
	2017	2018
	RMB	RMB	US$
Other receivables from advertisers	391,041	571,900	83,178
Receivable from third-party payment platform	65,765	121,285	17,640
Advances to suppliers	15,330	73,554	10,698
VAT prepayments	159,199	69,689	10,136
Receivable from equity transferees	167,185	61,345	8,922
Convertible loan to third parties (i)	22,000	40,428	5,880
Prepaid expenses	22,484	32,617	4,744
Inventory	26,761	12,212	1,776
Others	48,478	81,684	11,879

Total	918,243	1,064,714	154,853

(i)

Between 2017 and 2018, the Group made a convertible loan of RMB66,000 (US$9,599) to a third-party retail company. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with ASC 810, Consolidation, the third-party retail company is a variable interest entity, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. As of December 31, 2018, RMB58,000 (US$8,436) of the convertible loan has been impaired and the Group’s maximum exposure to loss as a result of the impairment was RMB8,000 (US$1,163), which also equals to the carrying amount of the convertible loan to a third party. The Group is not considered as the primary beneficiary, as it does not have power to direct the activities of the third-party retail company that most significantly impact its economic performance.

Provision for doubtful accounts for the years ended December 31, 2016, 2017 and 2018 were RMB4,337, RMB1,299 and RMB6,292 (US$916), respectively.